Note Other comprehensive income (loss) (Disclosure of accumulated other comprehensive income (loss)) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign Currency Translation
Beginning Balance	$ (39,956)	$ (35,930)	$ (32,832)
Other comprehensive loss before reclassifications	(3,078)	(4,026)	(3,098)
Net change	(3,078)	(4,026)	(3,098)
Ending Balance	(43,034)	(39,956)	(35,930)
Adjustment of pension and postretirement benefit plans
Beginning Balance	(211,610)	(211,276)	(205,187)
Other comprehensive income (loss) before reclassification	(5,164)	(11,402)	(16,032)
Amounts reclassified from accumulated other comprehensive income (loss) for amortization of net losses	13,684	13,386	12,261
Amounts reclassified from accumulated other comprehensive income (loss) for amortization of prior service credit	(2,318)	(2,318)	(2,318)
Net change	6,202	(334)	(6,089)
Ending Balance	(205,408)	(211,610)	(211,276)
Unrealized net holding (losses) gain on investments
Beginning Balance	(68,318)	(9,560)	8,465
Other comprehensive (loss) income before reclassification	(40,325)	(58,585)	(29,871)
Other-than-temporary impairment amounts reclassified from accumulated other comprehensive (loss) income	6,740	167	11,959
Amounts reclassified from accumulated other comprehensive (loss) income	(267)	(340)	(113)
Net change	(33,852)	(58,758)	(18,025)
Ending Balance	(102,170)	(68,318)	(9,560)
Unrealized net (losses) gain on cash flow hedges
Beginning Balance	(402)	(120)	(318)
Other comprehensive (loss) income before reclassifications	(790)	(2,203)	(2,669)
Amounts reclassified from other accumulated other comprehensive (loss) income	1,152	1,921	2,867
Net change	362	(282)	198
Ending Balance	(40)	(402)	(120)
Accumulated other comprehensive (loss) income	$ (350,652)	$ (320,286)	$ (256,886)